Note 26 (Tables)	6 Months Ended
Jun. 30, 2025
Retained earnings, revaluation reserves and other reserves [Abstract]
Retained earnings, revaluation reserves and other reserves [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheet is as follows:

RETAINED EARNINGS AND OTHER RESERVES (MILLIONS OF EUROS)

	June 2025	December 2024
Retained earnings	46,528	40,693
Other reserves	1,805	1,814
Total	48,334	42,507